DEBT OBLIGATIONS (Details 3) - USD ($) $ in Millions		3 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Senior Notes And Loans [Line Items]
Nonoperating Income Expense		$ (298)	$ (192)
Debt Instrument Maturity Date	Jan. 01, 2026